Security Deposits and Other Payables	9 Months Ended
Sep. 30, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Security Deposits and Other Payables

NOTE 7 – SECURITY DEPOSITS AND OTHER PAYABLES

Deposits and other payables as of September 30, 2017, December 31, 2016 and 2015 consisted of:

	September 30, 2017	December 31, 2016	December 31, 2015
	(unaudited)	(audited)	(audited)
Security deposits	$72,401	$72,253	$76,670
Other payable	12,733	12,230	13,108
Total	$85,134	$84,483	$89,778